Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 109,881	$ 61,612
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 102,832	$ 58,460
Long-lived assets (as a percent)	93.60%	94.90%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 4,747	$ 1,593
Long-lived assets (as a percent)	4.30%	2.60%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,302	$ 1,559
Long-lived assets (as a percent)	2.10%	2.50%